Offerings	Jun. 23, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(3) Subject to Note 1 above, there is being registered hereunder an indeterminate number of shares of common stock, preferred stock, warrants or subscription rights as may be sold, from time to time. Warrants represent rights to purchase common stock, preferred stock or debt securities. Subscription rights represent rights to purchase common stock. (4) Includes such indeterminate number of shares of common stock or preferred stock as may, from time to time, be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock or preferred stock.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(3) Subject to Note 1 above, there is being registered hereunder an indeterminate number of shares of common stock, preferred stock, warrants or subscription rights as may be sold, from time to time. Warrants represent rights to purchase common stock, preferred stock or debt securities. Subscription rights represent rights to purchase common stock. (4) Includes such indeterminate number of shares of common stock or preferred stock as may, from time to time, be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock or preferred stock.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(3) Subject to Note 1 above, there is being registered hereunder an indeterminate number of shares of common stock, preferred stock, warrants or subscription rights as may be sold, from time to time. Warrants represent rights to purchase common stock, preferred stock or debt securities. Subscription rights represent rights to purchase common stock.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(3) Subject to Note 1 above, there is being registered hereunder an indeterminate number of shares of common stock, preferred stock, warrants or subscription rights as may be sold, from time to time. Warrants represent rights to purchase common stock, preferred stock or debt securities. Subscription rights represent rights to purchase common stock.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(5) Subject to Note 1 above, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(6) Subject to Note 1 above, there is being registered hereunder an indeterminate principal amount of units. Each unit may consist of a combination of any one or more of the securities being registered hereunder and may also include securities issued by the U.S. Treasury.